Average Annual Total Returns - Xtrackers Eurozone Equity ETF	Xtrackers Eurozone Equity ETF before tax Inception Date	Xtrackers Eurozone Equity ETF before tax 1 Year	Xtrackers Eurozone Equity ETF before tax Since Inception	Xtrackers Eurozone Equity ETF After tax on distributions 1 Year	Xtrackers Eurozone Equity ETF After tax on distributions Since Inception	Xtrackers Eurozone Equity ETF After tax on distributions and sale of fund shares 1 Year	Xtrackers Eurozone Equity ETF After tax on distributions and sale of fund shares Since Inception	NASDAQ Eurozone Large Mid Cap Index (reflects no deductions for fees, expenses or taxes) 1 Year	NASDAQ Eurozone Large Mid Cap Index (reflects no deductions for fees, expenses or taxes) Since Inception	MSCI ACWI ex USA Index (reflects no deductions for fees, expenses or taxes) 1 Year	MSCI ACWI ex USA Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	Aug. 19, 2015	23.51%	1.37%	22.88%	0.88%	14.59%	1.17%	23.25%	1.46%	21.51%	6.15%